Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 30, 2025	Sep. 30, 2024	Sep. 29, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Allowance for credit loss	$ 1,297,689		$ 1,031,183
Net operating loss carried forward	620,662		233,840		$ 654,588
Unrealized foreign exchange loss	(61,051)		45,440		(36,521)
Total deferred tax assets	1,857,300		1,310,463		618,067
Valuation allowance	(1,857,300)	$ (1,310,463)	(1,310,463)	$ (468,938)	(468,938)	$ (211,556)
Deferred tax assets, net of valuation allowance					$ 149,129